Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Total pre-tax income / (loss) is comprised of the following by jurisdiction:

	For the Years Ended December 31,
(In $ millions)	2024	2023	2022
Bermuda	(97.3)	(92.2)	(44.1)
Foreign	237.6	148.3	(230.3)
Total	140.3	56.1	(274.4)

Income Tax Expense
All income tax expense is attributable to foreign jurisdictions and is comprised of the following:

	For the Years Ended December 31,
(In $ millions)	2024	2023	2022
Current tax expense	57.5	50.5	20.5
Change in deferred tax	0.7	(16.5)	(2.1)
Total	58.2	34.0	18.4

Effective Income Tax Rate Reconciliation

	For the Years Ended December 31,
	2024	2023	2022
Bermuda statutory income tax rate	—%	—%	—%
Tax rates which are different from the statutory rate	51.03%	101.25%	(7.20)%
Adjustment attributable to prior years	(3.49)%	3.39%	0.67%
Change in valuation allowance	(5.13)%	(29.41)%	—%
Adjustments to uncertain tax positions	(0.93)%	(14.62)%	(0.18)%
Total	41.48%	60.61%	(6.71)%

Net Deferred Tax
The components of the net deferred taxes are as follows:

	As of December 31,
(In $ millions)	2024	2023
Deferred tax assets
Net operating losses	153.5	114.5
Excess of tax basis over book basis of property, plant and equipment	39.3	36.8
Other	11.5	20.5
Deferred tax asset	204.3	171.8
Less: valuation allowance	(164.7)	(130.4)
Net deferred tax assets (1)	39.6	41.4
Deferred tax liabilities
Deferred tax liabilities	(21.0)	(22.1)
Net deferred tax asset	18.6	19.3
(1) Net deferred tax assets are recognized in "Other non-current assets" in the Consolidated Balance Sheets (see Note 16 - Other Non-Current Assets).

Reconciliation of Liabilities Related to Unrecognized Tax Benefits
The following is a reconciliation of the liabilities related to our uncertain tax positions:

(In $ millions)	2024	2023
Unrecognized tax benefits, including interest and penalties, at January 1,	3.2	11.3
Additions for tax positions of prior year	—	0.3
Reduction in tax positions of prior years	(1.4)	(9.5)
Unrecognized tax benefits, excluding interest and penalties, at December 31,	1.8	2.1
Interest and penalties	0.1	1.1
Unrecognized tax benefits, including interest and penalties, at December 31,	1.9	3.2